Debt - Long-term Debt, Net of Unamortized Debt Issuance Costs and Current Portion (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt Issuance Costs, Net		$ 0	$ 283
Long-term Debt, Current Maturities	$ 0	183	5,368
Long-term debt, net of unamortized debt issuance costs and current portion		0	6,561
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross		0	7,219
Debt Issuance Costs, Net		0	283
Long-term Debt, Current Maturities		$ 0	$ 375